Other income and expenses, net	12 Months Ended
Dec. 31, 2025
Other Income And Expenses Net
Other income and expenses, net

9	Other income and expenses, net

	2025	2024	2023
Changes in fair value of energy forward contracts – note 16 (d)	9,608	81	(15,663)
Divestment and restructuring	7,736	9,028	-
Changes in fair value of derivative financial instruments – note 16 (c)	201	746	(1,385)
Changes in asset retirement, restoration and environmental obligations – note 27	(174)	13,750	(10,125)
Loss on sale and write-off of property, plant and equipment	(1,649)	(16,183)	(3,734)
Provision for legal claims	(15,160)	1,908	(13,892)
Penalties and fines on income tax (i)	(11,365)	-	-
Slow moving and obsolete inventory	(10,383)	(10,897)	(4,372)
Contribution to communities	(12,911)	(14,554)	(13,134)
Changes in fair value of offtake agreement – note 16 (e)	(49,254)	(3,347)	2,268
ICMS tax incentives	-	-	32,338
Tax voluntary disclosure	-	-	(86,906)
Others	3,868	(14,043)	4,021
	(79,483)	(33,511)	(110,584)

(i) Penalties and fines arising from adoption of SUNAT’s Tax Amnesty Program in the first quarter of 2025, which led to the withdrawal of amounts related to 2017 and 2018 uncertain income tax positions of Nexa El Porvenir and Nexa Atacocha , as well as the reassessment of matters related to the Cerro Lindo Tax Stability Agreement in the third quarter 2025, as further explained in note 11(d).